Activity in Options Available to be Granted Under Employee Stock Option Scheme (Detail) - Employees Stock Option Scheme - shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available to be granted, beginning of period	202,413,370	235,683,200	267,347,300
Equity shares allocated for grant under the plan	0	0	0
Options granted	(47,773,600)	(39,790,000)	(33,764,100)
Forfeited/lapsed	4,847,580	6,520,170	2,100,000
Options available to be granted, end of period	159,487,350	202,413,370	235,683,200